Selected cash flow information - Schedule of Changes in Non-Cash Operating Items (Details) - CAD ($) $ in Millions	12 Months Ended
	Apr. 02, 2023	Apr. 03, 2022	Mar. 28, 2021
Cash Flow Information [Abstract]
Trade receivables	$ (4.6)	$ (8.7)	$ (10.4)
Inventories	(49.9)	(60.7)	67.0
Other current assets	(9.4)	(3.4)	5.8
Accounts payable and accrued liabilities	(16.8)	(8.5)	28.2
Provisions	9.0	3.7	8.2
Other	(3.7)	(5.2)	5.7
Change in non-cash operating items	$ (75.4)	$ (82.8)	$ 104.5